Operating Leases (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Leases
Amortization of ROU assets	$ 669,260	$ 228,147
Interest expense	99,633	28,043
Operating lease cost	16,181	16,804
Short-term lease expense	670,173	772,929
Variable lease expense	169,309	29,113
Total lease cost	$ 1,624,556	$ 1,075,036